Note 23 - Assets and Liabilities under reinsurance and insurance contracts - Technical Reserves by type of insurance product (Details) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		€ 9,834	€ 9,223	€ 9,139
INSURANCE OR REINSURANCE ASSETS		366	421	447
Mathematical reserves [Member] | Total [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		8,504	7,961	7,813
Individual Life Insurance [Member] | Savings Accounts [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		5,180	4,391	3,943
Individual Life Insurance [Member] | Risk Member
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		1,021	967	848
Individual Life Insurance [Member] | Others [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		0	1	0
Individual Life Insurance [Member] | Total [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	[1]	6,201	5,359	4,791
Group Insurance [Member] | Savings Accounts [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		2,210	2,455	2,801
Group Insurance [Member] | Risk Member
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		93	147	221
Group Insurance [Member] | Others [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		0	0	0
Group Insurance [Member] | Total [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS	[2]	2,303	2,601	3,022
Provision for unpaid claims reported [Member] | Total [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		662	631	691
Provisions for unexpired risks and other provisions [Member] | Total [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		668	631	635
Total [Member] | Total [Member]
Technical reserves by type of insurance product
LIABILITIES UNDER INSURANCE CONTRACTS		€ 9,834	€ 9,223	€ 9,139

[1]	(1) Provides coverage in the event of death or disability.
[2]	(2) The insurance policies purchased by employers (other than BBVA Group) on behalf of its employees .